SCHEDULE OF MOVEMENT CONTRACT LIABILITIES (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Contract Liabilities
Balance as of beginning of the year	$ 776,061	$ 99,495	$ 480,921
Add: recognized as deferred revenue	816,713	104,707	776,855
Less: recognized as revenue	(664,230)	(85,158)	(480,921)
Exchange difference	7,729	991	(794)
Balance as of end of the year	$ 936,273	$ 120,035	$ 776,061